Income Taxes - Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Effective Income Tax Rate Reconciliation, Tax Credit, Amount [Abstract]
Income tax computed at 25%	$ (29,825)	$ 621,030	$ 544,135
Different tax rates in other jurisdictions	336,470	10,347	8,235
Tax preferential rate	(135,251)	(253,840)	(211,285)
Non deductible expenses	1,774	1,968	6,452
Super deduction	(6,780)	(7,245)	(30,610)
Deferred tax on lease recognized in current year	17,172	0	0
Impairment of fixed assets	0	8,507	0
Tax loss not recognised	19,340	0	0
Income tax expense	$ 202,900	$ 380,767	$ 316,927